Organization and Description of Business - Additional information (Detail) - USD ($)				3 Months Ended	9 Months Ended
	Sep. 21, 2020	Aug. 28, 2020	Aug. 22, 2020	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds from issuance of common stock					$ 100,000,000
Accumulated deficit				$ (532,047,000)	(532,047,000)	$ (357,927,000)	$ (270,737,000)
Underwriting discounts and commissions					$ 49,336,000
Convertible preferred stock, shares issued upon conversion						123,313,703	113,762,318
Issuance of Class C shares in connection with Google Private Placement				99,100,000
Description of the stock split arrangement		8.8-for-1.0
Common Class A [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Issue of common stocks, Initial public offering					45,681,499
Net proceeds from Ipo					$ 768,537,000
Retained Earnings [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Accumulated deficit				532,047,000	$ 532,047,000
Common Class C [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Issue of common stocks, Initial public offering					5,555,555
Issuance of Class C shares in connection with Google Private Placement			$ 100,000		$ 99,100,000
Issuance of Class C shares in connection with Google Private Placement, Shares			5,555,555
Payments of Stock Issuance Costs			$ 900,000	$ 900,000	$ 900,000
IPO [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds from issuance of common stock	$ 822,267,000
IPO [Member] | Common Class A [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Issue of common stocks, Initial public offering	45,681,499
Shares issued, price per share	$ 18.00
Net proceeds from Ipo	$ 768,537,000
Underwriting discounts and commissions	49,336,000
Other Offering Costs	$ 4,394,000
Convertible preferred stock, shares issued upon conversion	136,625,900
Private Placement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds from private placement	$ 100,000,000